Pro-Forma information acquisition (unaudited)	12 Months Ended
Dec. 31, 2011
Pro-Forma information acquisition (unaudited) [Abstract]
Pro-Forma information acquisition (unaudited)
13.	Pro-Forma information acquisition (unaudited)

The table below reflects unaudited pro forma results as if the acquisition of oil and gas properties had taken place as of January 1, 2010:

	2010	2011
Total revenue	$3,022,400	$5,786,870

Net income (loss)	$(1,557,527)	$653,494

Net income (loss) applicable to common stockholders	$(1,557,527)	$457,494

Earnings per share:
Basic	$(0.31)	$0.07

Diluted	$(0.31)	$0.07

The unaudited pro forma data gives effect to the actual operating results of the acquired properties prior to the acquisition, adjusted to include the pro forma effect of depreciation, depletion, amortization and accretion based on the purchase price of the properties. Other pro forma adjustments eliminated gas gathering production costs payable to DNR due to our purchase of the Buff field, and to increase expenses by $15,000 per month for administrative costs incurred under an Operating Agreement with DNR that was effective on October 1, 2011. Pro forma adjustments were recognized to record interest expense on $10.1 million of seller financing from January 1, 2010 through July 29, 2011.